2. Summary of Significant Accounting Policies: (f) Basic and Diluted Net Income (loss) Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Details
Potentially dilutive shares outstanding	19,812,270	20,292,620	8,713,784